FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (10,819,895)		R$ (1,818,941)
Operational Hedge
Financial Instruments and Risks
Fair value		(2,979,804)		67,078
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional Amount | $	$ 3,365,500		$ 3,425,000
Fair value		(2,948,115)		67,078
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount | $	25,000
Fair value		(29,511)
Operational Hedge | NDF (US$ x ARS)
Financial Instruments and Risks
Notional Amount | $	5,500
Fair value		(2,178)
Debt hedge
Financial Instruments and Risks
Fair value		(8,285,547)		(2,154,474)
Debt hedge | Interest hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	3,683,333		2,750,000
Fair value		(1,273,250)		(444,910)
Debt hedge | Interest hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional Amount | $	843,845		843,845
Fair value		251,599		233,255
Debt hedge | Interest hedge | Swap IPCA x U.S.$
Financial Instruments and Risks
Notional Amount | $	121,003		121,003
Fair value		(172,557)		30,544
Debt hedge | Interest hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	2,676,617		3,115,614
Fair value		(6,454,249)		(1,940,352)
Debt hedge | Interest hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional Amount | $	350,000		350,000
Fair value		(637,090)		(33,011)
Commodity hedge
Financial Instruments and Risks
Fair value		445,456		268,455
Commodity hedge | Swap US-CPI (standing wood)
Financial Instruments and Risks
Notional Amount | $	657,207		679,485
Fair value		522,073		268,547
Commodity hedge | Swap Bunker (oil)
Financial Instruments and Risks
Notional Amount | $	$ 87,486		$ 365
Fair value		R$ (76,617)		R$ (92)